Revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront revenue recognition	$ 444,303	$ 20,592
Milestone revenue recognition	24,181	2,020
Research and development service fees (FTE)	1,914	2,071
Total revenue	470,398	24,683
Zai Lab
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront revenue recognition	151,903
Janssen
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront revenue recognition	292,278	20,264
Milestone revenue recognition	22,865	1,585
Research and development service fees (FTE)	1,892	1,994
AbbVie
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront revenue recognition	121	291
Milestone revenue recognition	102	417
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront revenue recognition		37
Milestone revenue recognition	1,214	18
Research and development service fees (FTE)	$ 22	$ 77